UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2009

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	October 28, 2009

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	30
Form 13F Information Table Value Total:	$18,448
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	309	11472	SH		SOLE	NONE			11472
BANCO BILBAO VIZCAYA A	COM	05946K101	1188	66605	SH		SOLE	NONE			66605
BERKSHIRE HATHAWAY INC	COM	084670207	402	121	SH		SOLE	NONE			121
CHEVRON CORPORATION	COM	166764100	437	6206	SH		SOLE	NONE			6206
CISCO SYSTEMS		COM	17275R102	266	11314	SH		SOLE	NONE			11314
COLONIAL BANCGROUP INC 	COM	195493309	 	14624 	SH		SOLE	NONE			14624
CUMBERLAND PHARMA	COM	230770109	3142	194115	SH		SOLE	NONE			194115
EL PASO CORPORATION	COM	28336L109	156	15150 	SH		SOLE	NONE			15150
ENTERPRISE PRODS LP UT 	COM	293792107	3285	116000	SH		SOLE	NONE			116000
EXXON MOBIL CORP	COM	30231G102	517	7538	SH		SOLE	NONE			7538
GREENLIGHT CAPITAL RE	COM	G4095J109	1274	67800	SH		SOLE	NONE			67800
ISHARES MSCI EAFECOM	COM	464287465	212	3894	SH		SOLE	NONE			3894
JOHNSON & JOHNSON	COM	478160104	394	6480	SH		SOLE	NONE			6480
MICROSOFT CORP		COM	594918104	254	9908	SH		SOLE	NONE			9908
PENGROWTH ENERGY TRUST	COm	706902509	210	20000	SH		SOLE	NONE			20000
PFIZER INC		COM	717081103	399 	24119 	SH		SOLE	NONE			24119
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	687	30000	SH		SOLE	NONE			30000
PROGRESS ENERGY INC	COM	743263105	351	9000	SH		SOLE	NONE			9000
PROSHARES ULTRA SHORT	COM	74347R883	605	15000	SH		SOLE	NONE			15000
RAPID LINK INC		COM	753400100	1	50070	SH		SOLE	NONE			50070
REGIONS FINL CORP NEW	COM	7591EP100	649 	104595 	SH		SOLE	NONE			104595
SCANA CORP		COM	80589M102	556 	15959	SH		SOLE	NONE			15959
SCHLUMBERGER LTD	COM	806857108	223	3755	SH		SOLE	NONE			3755
SECURITY BK CORP COM	COM	814047106	 	26131 	SH		SOLE	NONE			26131
SPDR GOLD TRUST ETF	COM	78463V107	495	5171	SH		SOLE	NONE			5171
TORCHMARK CORP		COM	891027104	346	7971 	SH		SOLE	NONE			7971
WASHINGTON MUTUAL INC	COM	939322103	4 	16889 	SH		SOLE	NONE			16889
WELLS FARGO		COM	949746101	1771	62853	SH		SOLE	NONE			62853
WYETH CORP		COM	983024100	301	6215	SH		SOLE	NONE			6215



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